Stock-based Compensation - Schedule of changes in restricted share units outstanding (Details) - shares	9 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025
Outstanding
Exercised	(675,100)
Restricted share units [Member]
Outstanding
Beginning Balance	7,102,412	1,379,056	1,379,056
Granted	8,326,900		6,050,000
Exercised	(1,846,882)	(118,600)	(326,644)
Ending Balance	13,582,430		7,102,412